Notes Payable – Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes Payable – Related Parties [Abstract]
NOTES PAYABLE – RELATED PARTIES

NOTE 4 – NOTES PAYABLE – RELATED PARTIES

Short-Term Promissory Notes

During February, March and April 2026, the Company issued unsecured short-term promissory notes to certain existing shareholders and a director in the aggregate principal amount of $168,158 for working capital purposes. The notes bore interest at 12% per annum and were repayable upon the earlier of the closing of the Company’s Series C Convertible Preferred Stock financing or their stated maturity dates.

On April 21, 2026, following the closing of the Company’s Series C Convertible Preferred Stock financing, all outstanding short-term promissory notes, together with accrued interest thereon, were repaid in full. Accordingly, no short-term promissory notes were outstanding as of June 30, 2026.

Convertible Promissory Notes

During May 2025, the Company issued convertible promissory notes in the aggregate principal amount of $1,500,000 to existing investors, members of management and directors to provide interim working capital pending the Company’s anticipated direct listing on the Nasdaq Capital Market. The notes bore interest at 10% per annum and provided for the automatic conversion of all outstanding principal and accrued interest into shares of the Company’s common stock upon the Company’s Nasdaq listing.

On April 23, 2026, in connection with the Company’s direct listing on the Nasdaq Capital Market, all outstanding convertible promissory notes, together with accrued and unpaid interest totaling approximately $147,000, automatically converted into an aggregate of 20,600 shares of the Company’s common stock in accordance with their terms. As a result of the conversion, no convertible promissory notes remained outstanding as of June 30, 2026.

The Company recorded interest expense related to notes payable of $10,633 and $48,852 for the three and six months ended June 30, 2026, respectively, and $23,949 and $25,264 for the three and six months ended June 30, 2025, respectively. Interest expense is included in other income (expense) in the accompanying condensed statements of operations.

NOTE 4 — NOTES PAYABLE — RELATED PARTIES

During May 2025, the Company issued convertible promissory notes to existing investors, management, and directors in the aggregate principal amount of $1,250,000. In addition, the Company modified $250,000 of then-outstanding short-term notes payable held by directors, converting them into convertible promissory notes with terms consistent with the newly issued notes. As a result, the total principal amount of convertible notes issued in this bridge financing round was $1,500,000.

The conversion of the short-term notes into convertible notes was accounted for as a debt modification under ASC 470-50-40 (extinguishment vs. modification). This conclusion was based on an analysis of the present value of the revised cash flows, which showed a change of less than 10% compared to the original terms, and therefore did not meet the threshold for substantial modification. Additionally, while the modified notes included a contingent conversion feature, the conversion was deemed not probable as of the modification date, and thus did not represent a substantive change in economic terms. Accordingly, no gain or loss was recognized on the modification.

This bridge financing was undertaken in anticipation of a planned direct listing on the Nasdaq Stock Market and was intended to provide interim funding for the Company’s operations.

The convertible notes bear interest at a rate of 10% per annum and mature on March 31, 2026, unless earlier converted or prepaid. Interest is payable in cash or, at the Company’s election, in-kind through the issuance of shares of the Company’s common stock. The notes contain an automatic conversion feature, whereby the outstanding principal and accrued interest will automatically convert into shares of common stock at a fixed conversion price of $80.00 per share, contingent upon the Company’s successful listing on Nasdaq prior to the maturity date.

The notes may be prepaid at any time at the Company’s discretion, subject to providing five business days’ notice, payment of a 10% prepayment premium, and settlement of any accrued but unpaid interest.

The Company evaluated the terms of the convertible notes under the guidance of ASC 815-15 (Derivatives and Hedging — Embedded Derivatives) and ASC 470-20 (Debt — Debt with Conversion and Other Options). Based on this evaluation, the Company concluded that the embedded features, including the automatic conversion provision and interest payment alternatives, do not require bifurcation as embedded derivatives and the conversion feature qualifies for equity classification under ASC 470-20 and does not result in a beneficial conversion feature. Accordingly, the convertible notes are accounted for as conventional debt instruments and are recorded at amortized cost.

As of December 31, 2025, the outstanding principal balance of the convertible notes was $1,500,000, and accrued interest totaled $100,881. The Company recorded interest expense of $100,881 and $5,000 for the years ended December 31, 2025 and 2024, respectively.

All interest expense amounts are included in other income (expense) in the accompanying statements of operations. As of the reporting date, no portion of the convertible notes has been prepaid or converted.